Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2018
Banking and Thrift, Interest [Abstract]
Summary of Reconciliation of Total Interest Cost and Interest Expense

The following table presents a reconciliation of total interest cost and interest expense as reported in the consolidated statements of operations for the three and six months ended June 30, 2018 and 2017:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2018	2017	2018	2017
Interest expense	$11,830	$6,846	$21,848	$12,711
Amortization of debt issuance cost and fair value of debt assumed	696	406	1,271	755

Total interest cost	$12,526	$7,252	$23,119	$13,466

Summary of Other Finance Expense

The following table presents the other finance expense for three and six months ended June 30, 2018 and 2017:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2018	2017	2018	2017
Bank fees, charges	$151	$119	$241	$191
Guarantee costs	140	158	282	318
Commitment fees	(3)	51	103	121

Total other finance expense	$288	$328	$626	$630